Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The components of net deferred tax assets and liabilities at December 31, 2019 and 2018 are set forth below:

	December 31,2019	December 31,2018
Deferred tax assets:
Net Operating Loss Carryforward	$2,316,300	$-
Temporary Difference	777,800
Total assets	3,094,100	-

Deferred tax liabilities:
Depreciation	2,922,500	463,000
Total liabilities	2,922,500	463,000
Net deferred tax Assets (liabilities)	171,600	(463,000)

Schedule of Income Tax Expense and Effective Tax Rates

The components of income tax expense and the effective tax rates for the years ended December 31, 2019 and 2018 are as follows:

	Years Ended December 31,
	2019	2018

Current:
Federal	$-	$54,800
Total Current	-	54,800
Deferred:
Federal	(634,600)	463,000
Total Deferred	(634,600)	463,000
Valuation Allowance	-	-
Total Income Tax (Benefit) Expense	$(634,600)	$517,800

Schedule of Income Tax Rate

The expected tax expense (benefit) based on the statutory rate is reconciled with actual tax benefit as follows:

	2019	2018
US Federal statutory rate	21%	21%
Adjustment for Deferred Tax	(166)%	54%

State Income tax rate	0%	0%
Adjustment for Period as an S-Corp	0%	(13)%
Income tax (benefit) provision	(145)%	62%